Supplemental Guarantor Financial Information (Condensed Consolidating Statements of Operations) (Details) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				11 Months Ended				12 Months Ended
	Oct. 31, 2015		Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014		Jul. 31, 2014 [1]	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Oct. 31, 2015		Oct. 31, 2014		Apr. 30, 2015		Apr. 30, 2014		May. 31, 2014		May. 31, 2013
Revenues:
Software license fees and subscriptions	$ 139.9				$ 132.8							$ 260.9		$ 324.8		$ 479.2		$ 427.8		$ 548.3		$ 518.1
Product updates and support fees	354.3				372.0							710.9		745.7		1,330.3		1,340.9		1,465.9		1,441.2
Software revenues	494.2				504.8							971.8		1,070.5		1,809.5		1,768.7		2,014.2		1,959.3
Consulting services and other fees	169.1				180.8							331.8		368.3		629.4		677.0		747.6		758.7
Total revenues	663.3		$ 658.7	$ 657.4	685.6		$ 753.2	$ 740.3	$ 672.7	$ 698.5	$ 650.3	1,303.6		1,438.8		2,438.9		2,445.7		2,761.8		2,718.0
Operating expenses:
Cost of software license fees and subscriptions	39.6	[2]			29.0	[2]						70.8	[2]	62.6	[2]	109.7	[3]	81.9	[3]	99.8	[3]	86.4	[3]
Cost of product updates and support fees	63.1	[2]			65.5	[2]						124.8	[2]	132.3	[2]	238.2	[3]	239.1	[3]	261.9	[3]	254.2	[3]
Cost of consulting services and other fees	140.0	[2]			138.5	[2]						278.8	[2]	285.0	[2]	507.2	[3]	540.3	[3]	593.2	[3]	588.5	[3]
Sales and marketing	106.5				119.6							207.9		247.3		412.9		403.3		457.1		460.2
Research and development	99.7				104.3							198.9		206.3		369.8		357.1		391.8		351.9
General and administrative	46.7				46.1							90.9		106.5		177.9		174.2		192.8		210.4
Amortization of intangible assets and depreciation	58.7				61.3							115.4		126.4		222.9		241.5		264.3		275.7
Restructuring costs	6.4		(0.1)	0.3	3.8		7.5	9.7	3.3	3.4	2.2	8.2		11.3		5.7		12.8		18.6		10.2
Acquisition-related and other costs	9.6		3.6	(1.2)	(1.4)		0.7	6.3	11.1	0.3	9.9	11.6		(0.7)		1.4		27.3		27.6		15.0
Total operating expenses	570.3				566.7							1,107.3		1,177.0		2,045.7		2,077.5		2,307.1		2,252.5
Income from operations	93.0		109.3	108.7	118.9		142.9	108.5	90.5	142.5	113.2	196.3		261.8		393.2		368.2		454.7		465.5
Other expense, net:
Interest expense, net	78.5				88.0							151.1		176.7		320.1		348.4		378.0		418.1
Loss on extinguishment of debt																172.4		5.2		5.2		1.8
Other (income) expense, net	10.8				(2.0)							(26.4)		(34.1)		(66.8)		(52.0)		(62.8)		99.2
Total other expense, net	89.3				86.0							124.7		142.6		425.7		301.6		320.4		519.1
Income (loss) before income tax	3.7				32.9							71.6		119.2		(32.5)		66.6		134.3		(53.6)
Income tax provision (benefit)	6.5				19.8							16.9		32.6		(52.2)		(0.4)		12.6		22.6
Net income (loss)	(2.8)				13.1							54.7		86.6
Net loss attributable to noncontrolling interests	(1.0)											(1.0)
Net income (loss) attributable to Infor, Inc.	(1.8)		$ (63.5)	$ 51.3	13.1		$ 73.5	$ 34.3	$ 1.3	$ 63.0	$ 23.1	55.7		86.6		19.7		$ 67.0		121.7		(76.2)
Infor, Inc. (Parent) [Member]
Other expense, net:
Income tax provision (benefit)																				0.1		0.1
Equity in loss (earnings) of subsidiaries	1.8				(13.1)							(55.7)		(86.6)		(19.7)				(121.8)		76.1
Net income (loss)	(1.8)				13.1							55.7		86.6
Net income (loss) attributable to Infor, Inc.	(1.8)				13.1							55.7		86.6		19.7				121.7		(76.2)
Infor (US), Inc. (Subsidiary Issuer) [Member]
Revenues:
Software license fees and subscriptions	81.9				79.3							161.3		185.0		275.8				307.1		275.1
Product updates and support fees	209.1				209.1							418.7		414.6		762.9				810.4		792.6
Software revenues	291.0				288.4							580.0		599.6		1,038.7				1,117.5		1,067.7
Consulting services and other fees	78.7				78.3							152.5		151.0		267.0				286.0		285.6
Total revenues	369.7				366.7							732.5		750.6		1,305.7				1,403.5		1,353.3
Operating expenses:
Cost of software license fees and subscriptions	25.5				17.7							47.5		38.2		68.4				55.9		45.9
Cost of product updates and support fees	33.1				31.4							64.1		62.7		117.2				127.2		122.4
Cost of consulting services and other fees	57.7				51.0							114.1		104.6		195.1				221.7		218.5
Sales and marketing	54.0				62.3							106.6		121.8		205.8				217.9		213.5
Research and development	53.1				55.9							108.8		108.6		196.8				198.4		180.9
General and administrative	4.1				4.8							8.4		16.9		23.9				15.2		41.1
Amortization of intangible assets and depreciation	34.3				36.1							69.8		73.9		134.3				151.9		155.7
Restructuring costs	3.3				0.3							3.8		1.5		1.0				2.9		4.2
Acquisition-related and other costs	8.9				(1.8)							10.8		(1.7)		(0.8)				28.3		11.9
Affiliate (income) expense, net	47.3				51.0							86.7		119.3		174.8				184.9		142.8
Total operating expenses	321.3				308.7							620.6		645.8		1,116.5				1,204.3		1,136.9
Income from operations	48.4				58.0							111.9		104.8		189.2				199.2		216.4
Other expense, net:
Interest expense, net	78.5				87.7							151.1		176.7		320.2				377.9		417.8
Affiliate interest (income) expense, net	(8.8)				(10.6)							(17.4)		(22.0)		(36.6)				(53.9)		(72.6)
Loss on extinguishment of debt																172.4				5.2		1.8
Other (income) expense, net	0.7				(22.5)							(8.1)		(35.2)		(57.0)				13.1		8.6
Total other expense, net	70.4				54.6							125.6		119.5		399.0				342.3		355.6
Income (loss) before income tax	(22.0)				3.4							(13.7)		(14.7)		(209.8)				(143.1)		(139.2)
Income tax provision (benefit)	(5.3)				(1.0)							(6.5)		(5.4)		(64.5)				7.4		14.3
Equity in loss (earnings) of subsidiaries	(14.9)				(8.7)							(62.9)		(95.9)		(165.0)				(272.3)		(77.4)
Net income (loss)	(1.8)				13.1							55.7		86.6
Net income (loss) attributable to Infor, Inc.	(1.8)				13.1							55.7		86.6		19.7				121.8		(76.1)
Guarantor Subsidiaries [Member]
Revenues:
Software license fees and subscriptions	1.1				1.1							4.3		7.3		7.5				11.0		8.6
Product updates and support fees	7.7				7.7							15.8		15.3		28.1				28.1		27.7
Software revenues	8.8				8.8							20.1		22.6		35.6				39.1		36.3
Consulting services and other fees	3.9				3.5							6.9		6.9		11.7				14.8		18.1
Total revenues	12.7				12.3							27.0		29.5		47.3				53.9		54.4
Operating expenses:
Cost of software license fees and subscriptions	2.0				2.3							3.7		4.2		6.8				7.2		6.8
Cost of product updates and support fees	0.6				0.6							1.2		1.3		2.5				3.2		2.5
Cost of consulting services and other fees	3.4				4.7							6.7		9.4		14.8				13.2		10.1
Sales and marketing	5.4				6.9							11.2		14.3		23.4				27.1		28.8
Research and development	1.8				2.3							3.7		4.6		7.3				9.7		2.4
General and administrative	30.2				29.8							58.6		62.3		111.0				118.0		106.7
Amortization of intangible assets and depreciation	3.2				3.3							6.4		6.6		12.8				12.9		15.4
Restructuring costs	0.4											0.3		0.2						0.5		0.3
Acquisition-related and other costs	0.3				0.2							0.4		0.2		1.3				0.2		3.6
Affiliate (income) expense, net	(41.8)				(44.9)							(73.0)		(92.7)		(154.7)				(161.6)		(150.1)
Total operating expenses	5.5				5.2							19.2		10.4		25.2				30.4		26.5
Income from operations	7.2				7.1							7.8		19.1		22.1				23.5		27.9
Other expense, net:
Interest expense, net					0.1									0.2		0.1				0.1		0.1
Affiliate interest (income) expense, net					(0.1)									(0.1)		(0.1)				(0.1)		(0.2)
Other (income) expense, net																				0.4		0.3
Total other expense, net														0.1						0.4		0.2
Income (loss) before income tax	7.2				7.1							7.8		19.0		22.1				23.1		27.7
Income tax provision (benefit)	1.8				4.0							1.1		8.3		(0.9)				(0.3)		(9.1)
Net income (loss)	5.4				3.1							6.7		10.7
Net income (loss) attributable to Infor, Inc.	5.4				3.1							6.7		10.7		23.0				23.4		36.8
Non-Guarantor Subsidiaries [Member]
Revenues:
Software license fees and subscriptions	56.9				52.4							95.3		132.5		195.9				230.2		234.4
Product updates and support fees	137.5				155.2							276.4		315.8		539.3				627.4		620.9
Software revenues	194.4				207.6							371.7		448.3		735.2				857.6		855.3
Consulting services and other fees	86.5				99.0							172.4		210.4		350.7				446.8		455.0
Total revenues	280.9				306.6							544.1		658.7		1,085.9				1,304.4		1,310.3
Operating expenses:
Cost of software license fees and subscriptions	11.6				8.7							18.8		19.7		33.4				36.0		33.4
Cost of product updates and support fees	28.2				32.3							57.2		65.9		113.9				126.6		124.8
Cost of consulting services and other fees	77.0				80.8							154.2		167.1		289.7				349.7		351.6
Sales and marketing	45.6				48.9							87.2		108.3		178.1				206.6		212.3
Research and development	41.9				43.2							80.8		87.4		154.5				172.9		160.0
General and administrative	20.4				19.4							39.3		42.7		73.1				90.1		89.9
Amortization of intangible assets and depreciation	21.2				21.9							39.2		45.9		75.8				99.5		104.6
Restructuring costs	2.7				3.5							4.1		9.6		4.7				15.2		5.7
Acquisition-related and other costs	0.4				0.2							0.4		0.8		0.9				(0.9)		(0.5)
Affiliate (income) expense, net	(5.5)				(6.1)							(13.7)		(26.6)		(20.1)				(23.3)		7.3
Total operating expenses	243.5				252.8							467.5		520.8		904.0				1,072.4		1,089.1
Income from operations	37.4				53.8							76.6		137.9		181.9				232.0		221.2
Other expense, net:
Interest expense, net					0.2									(0.2)		(0.2)						0.2
Affiliate interest (income) expense, net	8.8				10.7							17.4		22.1		36.7				54.0		72.8
Other (income) expense, net	10.1				20.5							(18.3)		1.1		(9.8)				(76.3)		90.3
Total other expense, net	18.9				31.4							(0.9)		23.0		26.7				(22.3)		163.3
Income (loss) before income tax	18.5				22.4							77.5		114.9		155.2				254.3		57.9
Income tax provision (benefit)	10.0				16.8							22.3		29.7		13.2				5.4		17.3
Net income (loss)	8.5				5.6							55.2		85.2
Net loss attributable to noncontrolling interests	(1.0)											(1.0)
Net income (loss) attributable to Infor, Inc.	9.5				5.6							56.2		85.2		142.0				248.9		40.6
Eliminations [Member]
Operating expenses:
Cost of software license fees and subscriptions	0.5				0.3							0.8		0.5		1.1				0.7		0.3
Cost of product updates and support fees	1.2				1.2							2.3		2.4		4.6				4.9		4.5
Cost of consulting services and other fees	1.9				2.0							3.8		3.9		7.6				8.6		8.3
Sales and marketing	1.5				1.5							2.9		2.9		5.6				5.5		5.6
Research and development	2.9				2.9							5.6		5.7		11.2				10.8		8.6
General and administrative	(8.0)				(7.9)							(15.4)		(15.4)		(30.1)				(30.5)		(27.3)
Other expense, net:
Equity in loss (earnings) of subsidiaries	13.1				21.8							118.6		182.5		184.7				394.1		1.3
Net income (loss)	(13.1)				(21.8)							(118.6)		(182.5)
Net income (loss) attributable to Infor, Inc.	$ (13.1)				$ (21.8)							$ (118.6)		$ (182.5)		$ (184.7)				$ (394.1)		$ (1.3)

[1]	Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015. In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported. However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.
[2]	Excludes amortization of intangible assets and depreciation which are separately stated below.
[3]	Excludes amortization of intangible assets and depreciation which are separately stated below